Operating Segments (Schedule of Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Sales	$ 7,153	$ 6,841	$ 7,536
Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	8,974	8,556	9,526
Israel [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	3,172	3,118	3,595
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,186	2,123	2,332
Europe [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	2,434	2,368	2,610
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	1,767	1,664	1,744
Asia Region [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	919	802	788
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,433	1,353	1,665
South America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,332	1,213	1,482
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,345	1,267	1,351
North America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,061	1,000	999
Other [Member]
Disclosure of geographical areas [Line Items]
Sales	422	434	444
Other [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	56	55	52
Intercompany sales [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (1,821)	$ (1,715)	$ (1,990)